Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Equity Incentive Plan Class A Common Stock, $0.001 par value per share
Amount Registered | shares	3,177,992
Proposed Maximum Offering Price per Unit	27.02
Maximum Aggregate Offering Price	$ 85,869,343.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,146.6
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration
Statement
shall also cover any additional shares of Class A common stock (“Common Stock”) of Vera Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) and the Registrant’s 2024 Inducement Plan (the “2024 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	The Registrant does not have any fee offsets.

(3)
Estimated solely for the
purpose
of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Stock Market on February 25, 2025.

(4)
Represents shares of Common Stock that were automatically added to the shares available for issuance under the 2021 Plan on January 1, 2025 pursuant to the automatic increase feature of such plan, which provides that the number of shares reserved for issuance under the 2021 Plan will automatically increase on January 1st of each year, for a period of ten years, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to 5% of the total number of shares of Common Stock outstanding on December 31 of the preceding year; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of the Registrant’s Common Stock.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Employee Stock Purchase Plan Class A Common Stock, $0.001 par value per share
Amount Registered | shares	440,502
Proposed Maximum Offering Price per Unit	22.97
Maximum Aggregate Offering Price	$ 10,118,330.94
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,549.12
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration
Statement
shall also cover any additional shares of Class A common stock (“Common Stock”) of Vera Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) and the Registrant’s 2024 Inducement Plan (the “2024 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	The Registrant does not have any fee offsets.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq
Stock
Market on February 25, 2025, multiplied by 85%.

(6)
Represents shares of
Common
Stock that were automatically added to the shares available for issuance under the 2021 ESPP on January 1, 2025 pursuant to the automatic increase feature of such plan, which provides that the number of shares reserved for issuance under the 2021 ESPP will automatically increase on January 1st of each year, for a period of ten years, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year, and (ii) 440,502 shares of Common Stock; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that there will be no January 1st increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year will be a lesser number of shares of Common Stock than would otherwise occur.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Inducement Plan Class A Common Stock, $0.001 par value per share
Amount Registered | shares	1,370,575
Proposed Maximum Offering Price per Unit	27.02
Maximum Aggregate Offering Price	$ 37,032,936.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,669.75
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration
Statement
shall also cover any additional shares of Class A common stock (“Common Stock”) of Vera Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) and the Registrant’s 2024 Inducement Plan (the “2024 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	The Registrant does not have any fee offsets.
(3)
Estimated solely for the
purpose
of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Stock Market on February 25, 2025.

(7)
Represents shares of Common Stock that were added to the shares authorized for issuance under the 2024 Inducement Plan as inducement grants under Nasdaq Listing Rule 5635(c)(4) pursuant to an amendment of the 2024 Inducement Plan approved by the Compensation Committee of the Board of Directors of the Registrant.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Inducement Plan Class A Common Stock, $0.001 par value per share
Amount Registered | shares	969,425
Proposed Maximum Offering Price per Unit	40.67
Maximum Aggregate Offering Price	$ 39,426,514.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,036.2
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration
Statement
shall also cover any additional shares of Class A common stock (“Common Stock”) of Vera Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) and the Registrant’s 2024 Inducement Plan (the “2024 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	The Registrant does not have any fee offsets.
(8)
Estimated in accordance with Rule 457(h) solely for purposes of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such shares.

(9)	Represents shares of common stock that may be issued upon the exercise of outstanding options granted under the 2024 Inducement Plan as inducement grants under Nasdaq Listing Rule 5635(c)(4).